Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selected Quarterly Financial Data (Unaudited) [Abstract]
Revenues	$ 1,647.4		$ 1,632.1	$ 1,699.4	$ 1,679.7	$ 2,032.9		$ 2,288.3	$ 2,000.6	$ 2,294.7	$ 6,658.6	$ 8,616.5	$ 6,314.7
Gross margin	459.8		468.8	471.3	421.1	412.2		420.6	398.2	392.8	1,821.0	1,623.8
Operating income (loss)	(206.9)	[1],[2]	115.3	112.4	138.5	163.1	[1]	168.7	150.3	158.4	159.3	640.5	368.2
Net income (loss)	(231.9)		20.8	23.8	35.9	92.5		120.4	103.2	106.9	(151.4)	423.0	201.3
Net income attributable to Targa common shareholders	$ 27.0		$ 12.7	$ 15.2	$ 3.4	$ 25.6		$ 30.7	$ 26.4	$ 19.6	$ 58.3	$ 102.3	$ 65.1
Net income per common share - basic (in dollars per share)	$ 0.48		$ 0.23	$ 0.27	$ 0.07	$ 0.61		$ 0.73	$ 0.63	$ 0.47	$ 1.09	$ 2.44	$ 1.56
Net income per common share - diluted (in dollars per share)	$ 0.48		$ 0.23	$ 0.27	$ 0.07	$ 0.61		$ 0.73	$ 0.63	$ 0.47	$ 1.09	$ 2.43	$ 1.55
Impairment loss	$ 32.6					$ 3.2					$ 32.6	$ 3.2
Goodwill impairment	$ 290.0										$ 290.0	$ 0.0	$ 0.0

[1]	Included $32.6 million in the fourth quarter of 2015 and $3.2 million in the fourth quarter of 2014 losses due to impairments. See Note 6 - Property, Plant and Equipment and Intangible Assets.
[2]	Included a provisional goodwill impairment of $290.0 million in the fourth quarter of 2015. See Note 4 -Business Acquisitions.